Long-Term Investments (Details) - Schedule of Long-Term Investments - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Long-Term Investments [Abstract] [Standard Label]
Investment in a partnership	$ 256,420	$ 256,420
Investment in cost-method investees	1,747,784
Total	$ 2,004,204	$ 256,420